Property and Equipment by Asset Category (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Property, Plant and Equipment [Line Items]
Land and premises	₨ 16,987.3	$ 261.9	₨ 16,225.4
Software and systems	22,004.6	339.3	17,785.6
Equipment and furniture	60,004.5	925.3	55,013.0
Property and equipment, at cost	98,996.4	1,526.5	89,024.0
Less: Accumulated depreciation	60,027.1	925.6	53,344.3
Property and equipment, net	₨ 38,969.3	$ 600.9	₨ 35,679.7